Expense Example	Apr. 28, 2025 USD ($)
Ave Maria Value Focused Fund | Ave Maria Value Focused Fund [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 128
Expense Example, with Redemption, 3 Years	387
Expense Example, with Redemption, 5 Years	665
Expense Example, with Redemption, 10 Years	1,460
Ave Maria Value Fund | Ave Maria Value Fund [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	95
Expense Example, with Redemption, 3 Years	296
Expense Example, with Redemption, 5 Years	515
Expense Example, with Redemption, 10 Years	1,143
Ave Maria Growth Fund | Ave Maria Growth Fund [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	93
Expense Example, with Redemption, 3 Years	290
Expense Example, with Redemption, 5 Years	504
Expense Example, with Redemption, 10 Years	1,120
Ave Maria Rising Dividend Fund | Ave Maria Rising Dividend Fund [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	287
Expense Example, with Redemption, 5 Years	498
Expense Example, with Redemption, 10 Years	1,108
Ave Maria World Equity Fund | Ave Maria World Equity Fund [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	105
Expense Example, with Redemption, 3 Years	328
Expense Example, with Redemption, 5 Years	569
Expense Example, with Redemption, 10 Years	1,259
Ave Maria Growth Focused Fund | Ave Maria Growth Focused Fund [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	113
Expense Example, with Redemption, 3 Years	353
Expense Example, with Redemption, 5 Years	612
Expense Example, with Redemption, 10 Years	1,352
Ave Maria Bond Fund | Ave Maria Bond Fund [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	43
Expense Example, with Redemption, 3 Years	135
Expense Example, with Redemption, 5 Years	235
Expense Example, with Redemption, 10 Years	$ 530